Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
(11)         Derivative Instruments and Hedging Activities.

The Trust does not utilize “hedge accounting” and instead “marks-to-market” its derivatives through operations.

Derivatives not designated as hedging instruments:

As of December 31, 2015
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$32,649	$(61,049)	$(28,400)
Currency	26,412	(863)	25,549
Energy	104,889	(74,035)	30,854
Indices	5,225	(23,774)	(18,549)
Interest rates	4,782	(21,653)	(16,871)
Metals	11,985	(9,213)	2,772
	$185,942	$(190,587)	$(4,645)

As of December 31, 2014
	Asset	Liability
Type of futures,	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$119,669	$(95,121)	$24,548
Currency	60,876	(31,502)	29,374
Energy	218,011	(15,424)	202,587
Indices	12,875	(13,050)	(175)
Interest rates	168,536	(2,275)	166,261
Metals	44,235	(875)	43,360
	$624,202	$(158,247)	$465,955

The above reported fair values are included in equity in commodity trading accounts – unrealized gain on open contracts and in purchased options on futures and written options on futures contracts in the consolidated statements of financial condition as of December 31, 2015 and 2014, respectively.

Trading gain (loss) for the following periods:

	Year ended December 31,
Type of Futures Contracts	2015	2014	2013
Agriculture	$(177,298)	$(42,004)	$441,400
Currency	(480,313)	790,640	(221,046)
Energy	687,431	126,535	(430,320)
Indices	(226,266)	(566,210)	394,694
Interest rates	16,128	188,370	(204,765)
Metals	15,436	21,168	229,275
	$(164,882)	$518,499	$209,238

See Note (5) for additional information on the trading of derivatives not designed as hedging instruments and the related risks.